Accounting Policies (Details) - Schedule of Exchange Rates to Convert the Financial Statements				2 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 25, 2023	Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Euro per U.S. Dollar [Member]
Schedule of Exchange Rates To Convert The Financial Statements [Line Items]
Spot rate			1.1301				1.105	1.0666	1.1326
Average rate		1.1319		1.1358	1.1478		1.0813	1.053	1.1827
Euro per CHF [Member]
Schedule of Exchange Rates To Convert The Financial Statements [Line Items]
Spot rate	0.9797						0.926
Average rate						0.9631